Operating Segment and Revenue Information	12 Months Ended
Mar. 31, 2020
Operating Segments [Abstract]
Operating Segment and Revenue Information
Operating Segment and Revenue Information
Takeda comprises a single operating segment and is engaged in the research, development, manufacturing and marketing of pharmaceutical products, over-the-counter (“OTC”) medicines and quasi-drug consumer products, and other healthcare products. This is consistent with how the financial information is viewed in allocating resources, measuring performance, and forecasting future periods by the CEO who is Takeda’s Chief Operating Decision Maker.
Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Sales of pharmaceutical products	¥1,693,838	¥2,026,273	¥3,204,152
Royalty and service income	76,693	70,951	87,036
Total	¥1,770,531	¥2,097,224	¥3,291,188
Revenue by Therapeutic Area and Product

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Gastroenterology:
Entyvio	¥201,350	¥269,199	¥347,196
Takecab-F (1)	48,488	58,241	72,713
Dexilant	65,739	69,197	62,797
Gattex/Revestive	—	12,753	61,812
Pantoprazole	65,829	61,629	49,463
Alofisel	—	45	373

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Others	70,623	68,254	103,542
Total Gastroenterology	452,029	539,318	697,896
Rare Diseases:
Rare Metabolic:
Elaprase	—	15,083	67,924
Replagal	—	11,437	51,253
Vpriv	—	8,688	38,013
Natpara	—	7,094	13,635
Total Rare Metabolic	—	42,302	170,825
Rare Hematology:
Advate	—	32,099	157,856
Adynovate	—	10,740	58,672
FEIBA	—	9,634	51,508
Others	—	14,231	66,204
Total Rare Hematology	—	66,704	334,240
Hereditary Angioedema:
Takhzyro	—	9,729	68,271
Firazyr	—	6,416	32,662
Cinryze	—	3,104	24,346
Kalbitor	—	1,166	4,544
Total HAE (Hereditary Angioedema)	—	20,415	129,823
Total Rare Diseases	—	129,421	634,888
PDT Immunology:
Immunoglobulin	12,253	73,462	298,697
Albumin	2,386	12,299	67,215
Others	1,789	7,718	28,253
Total PDT Immunology	16,428	93,479	394,165
Oncology:
Velcade	137,312	127,869	118,321
Leuprorelin	108,062	110,074	109,048
Ninlaro	46,427	62,171	77,555
Adcetris	38,514	42,903	52,672
Iclusig	23,123	28,705	31,815
Alunbrig	2,825	5,199	7,237
Others	21,154	22,519	24,308
Total Oncology	377,417	399,440	420,956
Neuroscience:
Vyvanse	—	49,354	274,077
Trintellix	48,372	57,550	70,666
Adderall XR	—	5,404	24,305
Others	33,734	42,362	69,472
Total Neuroscience	82,106	154,670	438,520
Other:
Azilva-F (1)	63,968	70,762	76,749
Nesina-F (1)	50,232	54,789	57,958
Lotriga	28,489	30,856	31,752
Others	699,862	624,489	538,304

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Total Other	842,551	780,896	704,763
Total	¥1,770,531	¥2,097,224	¥3,291,188
(1) The figures include the amounts of fixed dose combinations and blister packs.
Geographic Information
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	Japan	United States	Europe and Canada	Russia/ CIS	Latin America	Asia	Other	Total
2018	¥580,349	¥598,341	¥313,723	¥68,240	¥75,658	¥104,026	¥30,194	¥1,770,531
2019	571,016	828,985	405,641	59,741	88,115	105,411	38,315	2,097,224
2020	592,786	1,595,922	645,528	76,835	143,456	165,401	71,260	3,291,188

“Other” includes the Middle East, Oceania and Africa. This disaggregation provides revenue attributable to countries or regions based on the customer location.
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	Japan	United States	Switzerland	Other	Total
2019	¥400,342	¥6,490,692	¥2,004,907	¥1,481,209	¥10,377,150
2020	385,709	6,533,733	1,484,238	1,240,046	9,643,726

Non-current assets exclude financial instruments, deferred tax assets and net defined benefit assets.
During the year ended March 31, 2020, Takeda completed the purchase price allocation to the assets acquired and liabilities assumed as part of the Shire acquisition. As a result, the non-current assets by geographic location as of March 31, 2019 were retrospectively adjusted.
Information Related to Major Customers
During the years ended March 31, 2018, and 2019, Medipal Holdings Corporation and its subsidiaries (collectively, “Medipal Group”) represented more than 10% of Takeda’s sales. The sales to Medipal Group were 220,249 million JPY and 225,962 million JPY for the years ended March 31, 2018 and 2019, respectively.
During the year ended March 31, 2020, AmerisourceBergen Corporation and its subsidiaries (collectively, “AmerisourceBergen Group”) and McKesson Corporation and its subsidiaries (collectively, “McKesson Group”) represented more than 10% of Takeda’s sales. The sales to AmerisourceBergen Group and McKesson Group were 367,625 million JPY and 342,210 million JPY, respectively, for the year ended March 31, 2020.
Other Revenue Information
Contract Balances

	JPY (millions) As of March 31
	2019	2020
Receivables from contracts with customers
Trade receivables (Note 17)	¥657,681	¥670,708
Contract assets
Unbilled receivables	4,237	5,315
Contract liabilities
Deferred income (Note 24)	6,819	3,890
Advance payments	1,101	1,898

Takeda’s contract assets relate to the right to receive consideration where performance was completed based on the contract, and trade receivables are recognized when the right to receive consideration becomes unconditional.
Takeda’s contract liabilities primarily relate to out-licensing arrangements where Takeda receives cash consideration prior to the completion of its performance obligations under the agreements. The revenue recognized during the year ended March 31, 2019, and 2020 that was included in the contract liability balance as of the beginning of the year was 781 million JPY and 2,704 million JPY, respectively. The revenue recognized during the years ended March 31, 2019 and 2020 from performance obligations satisfied (or partially satisfied) in previous periods was 53,931 million JPY and 48,825 million JPY, respectively, and primarily relates to royalty income.
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2019	¥7,920	¥4,200	¥1,015	¥2,705
Contract liabilities as of March 31, 2020	5,788	2,598	1,003	2,187